Accounting for Stock-Based Compensation Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Accounting for Stock-Based Compensation Expense

7. Stock-based Compensation

Stock Options

A summary of stock option activity for option awards granted under the Company’s 2007 Equity Incentive Plan and 2013 Equity Incentive Plan for the nine months ended September 30, 2014 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Vested and unvested expected to vest, December 31, 2013	331,540	$5.14	9.3
Outstanding at December 31, 2013	333,106	$5.14	9.3
Granted	594,798	$7.06
Exercised	—	—
Cancelled/forfeited/expired	(52,862)	$4.66
Outstanding at September 30, 2014	875,042	$6.47	9.2
Vested and unvested expected to vest, September 30, 2014	871,124	$6.48	9.2

The intrinsic values of options outstanding and options vested and unvested expected to vest at September 30, 2014 were zero.

The fair values of option awards granted during the nine months ended September 30, 2014 were estimated using a Black-Scholes pricing model with the following assumptions:

Stock and exercise prices	$4.38 - $9.11
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.56% – 2.06%
Expected life (in years)	5.00 – 6.08
Expected volatility	90.0% – 100.0%
Expected forfeiture rate	0.00% – 5.00%

Using the assumptions described above, with stock and exercise prices being equal on date of grant, the weighted-average estimated fair value of options granted in the nine months ended September 30, 2014 was $5.51 per share.

Further information about the options outstanding and exercisable at September 30, 2014 is as follows:

		Weighted
Weighted		Average
Average	Total Shares	Contractual	Total Shares
Exercise Price	Outstanding	Life (in years)	Exercisable
$4.38	86,458	9.6	8,540
$4.62	19,928	6.5	17,473
$5.03	21,500	9.8	—
$5.04	8,233	4.8	8,233
$5.18	285,625	8.8	159,406
$5.35	117,500	9.7	4,686
$7.50	43,000	9.5	—
$8.88	238,500	9.4	—
$9.11	54,298	9.4	54,298
	875,042		252,636

The intrinsic value of options exercisable at September 30, 2014 was zero.

Performance Stock Units

On June 12, 2014, the Company’s Board of Directors approved the issuance of 44,496 Restricted Stock Units (“RSUs”) to its Chief Executive Officer pursuant to its 2013 Equity Incentive Plan. Vesting of the RSU’s may occur based on the Company’s achievement of specified objectives as determined by the Company’s Board of Directors or Compensation Committee, as follows:

Percentage of
Overall RSU
Grant Subject to
Vesting
Target
Minimum revenue in 2015	25%
Maximum EBITDA loss in 2015	15%
Attainment of financial plan for fiscal 2015	20%
Minimum value of strategic agreements by December 31, 2015	20%
Implementation of four new diagnostic test panels by December 31, 2015	20%
Total	100%

The amount of compensation expense recognized is based on management’s estimate of the most likely outcome.

Stock-based Compensation Expense

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the unaudited condensed statement of operations and comprehensive loss during the periods presented:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2013	2014	2013	2014
Stock Options
Research and development expenses	$246,313	$35,569	$253,828	$149,626
General and administrative expenses	141,693	236,769	155,197	908,490
Sales and marketing expenses	—	27,834	—	46,762
Total expenses related to stock options	388,006	300,172	409,025	1,104,878
RSUs
Research and development expenses	—	7,500	—	22,500
General and administrative expenses	—	13,750	274,371	379,208
Total stock-based compensation	$388,006	$321,422	$683,396	$1,506,586

As of September 30, 2014, total unrecognized stock-based compensation expense related to unvested stock option and RSU awards, adjusted for estimated forfeitures, was approximately $2,916,000 and $71,000, respectively, and is expected to be recognized over a weighted-average period of 2.7 years and 0.8 years, respectively.

10. Accounting for Stock-Based Compensation Expense

2007 Equity Incentive Plan

The 2007 Equity Incentive Plan (“2007 Plan”) authorizes the grant of the following types of awards: (i) nonstatutory stock options, or NSOs, (ii) incentive stock options, or ISOs, (iii) restricted stock awards, (iv) restricted stock unit awards, or RSUs, (v) stock appreciation rights, or SARs, (vi) performance awards, and (vii) other stock awards. Awards may be granted to employees, officers, non-employee board members, consultants, and other service providers of the Company. However, ISOs may not be granted to non-employees. Prior to November 2011, the Company was authorized to issue 7,500,000 options under the 2007 Plan. In conjunction with the 1:3 reverse common stock split in November 2011, the number of shares authorized under the 2007 Plan decreased to 2,500,000 shares and further reduced to 178,571 shares as a result of the 1:14 reverse split in November 2013. As of December 31, 2012 and 2013, shares available for grant under the 2007 Plan were 50,127 and 77,061, respectively.

2013 Equity Incentive Plan

In July 2013, the Company adopted a new stock-based compensation plan entitled the 2013 Equity Incentive Plan (“2013 Plan”). The 2013 Plan authorizes the grant of the following types of awards: (i) nonstatutory stock options, (ii) ISOs, (iii) restricted stock awards, (iv) restricted stock unit awards, (v) stock appreciation rights, and (vi) performance compensation awards. Awards may be granted to employees, officers, non-employee board members, consultants, and other service providers of the Company. However, ISOs may not be granted to non-employees. The Company has authorized a total of 403,571 shares of common stock for issuance pursuant to all awards granted under the 2013 Equity Incentive Plan, subject to an increase of 800,000 shares upon the completion of an IPO, and subject to additional increases every January 1 equal to the lesser of (i) 5% of the Company’s outstanding common stock on such January 1, or (ii) a number of shares determined by the Company’s board of directors in its discretion for use on such particular January 1. As of December 31, 2013, 401,640 stock options and RSUs have been granted under the 2013 Plan, and 1,931 shares are available for grant under the 2013 Plan. On February 10, 2014, in connection with the closing of the Company’s IPO, the number of shares of common stock covered by the 2013 Plan increased by 800,000. Additionally, 335,798 options were granted under the 2013 Plan in February and March 2014 (see Note 18).

Options granted under either plan vest over a maximum period of four years and expire ten years from the date of grant. Options generally vest either (i) over four years, 25% on the one year anniversary of the date of grant and monthly thereafter for the remaining three years; or (ii) over four years, monthly vesting beginning month-one after the grant and monthly thereafter. Certain options have been granted which vest 50% on the grant date and monthly thereafter for the remaining two years.

The fair value of stock options is determined on the date of grant using the Black-Scholes valuation model. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line method. The determination of the fair value of stock options is affected by the Company’s stock price, as well as assumptions regarding a number of complex and subjective variables. The volatility assumption is based on a combination of the historical volatility of the Company’s common stock and the volatilities of similar companies over a period of time equal to the expected term of the stock options. The volatilities of similar companies are used in conjunction with the Company’s historical volatility because of the lack of sufficient relevant history for the Company’s common stock equal to the expected term. The expected term of employee stock options represents the weighted-average period the stock options are expected to remain outstanding. The expected term assumption is estimated based primarily on the options’ vesting terms and remaining contractual life and employees’ expected exercise and post-vesting employment termination behavior. The risk-free interest rate assumption is based upon observed interest rates on the grant date appropriate for the term of the employee stock options. The dividend yield assumption is based on the expectation of no future dividend payouts by the Company.

The assumptions used in the Black-Scholes pricing model for options granted during the years ended December 31, 2012 and 2013 are as follows:

	For the years ended December 31,
	2012	2013
Volatility	96.8%	105.0%
Risk-free interest rate	0.79% – 1.15%	1.38 – 1.69%
Dividend yield	0.00%	0.00%
Expected term (years)	6.08	5.26 – 6.02
Expected forfeiture rate	0.00%	0.00 – 5.00%

Using the assumptions described above, the weighted-average estimated fair value of options granted in 2012 and 2013 were approximately $1.82 and $4.43, respectively.

A summary of stock option activity for 2012 and 2013 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Average Remaining Contractual Term in Years
Outstanding at December 31, 2011	78,987	$4.90	8.3
Granted	330	4.62
Exercised	—	—
Cancelled/forfeited/expired	(15,799)	4.92

Outstanding at December 31, 2012	63,518	$4.97	6.2

Granted	300,438	5.18
Exercised	(4,021)	5.00
Cancelled/forfeited/expired	(26,829)	5.20

Outstanding at December 31, 2013	333,106	$5.14	9.3

Vested and unvested expected to vest, December 31, 2013	331,540	$5.14	9.3

The intrinsic value of options exercised during the year ended December 31, 2013 was $3,450. The intrinsic value of options outstanding and vested and unvested expected to vest at December 31, 2013 was $8,204 and $8,192, respectively.

The Company received $20,105 in proceeds from stock options exercised during the year ended December 31, 2013. The tax benefit related to stock options exercised during the year ended December 31, 2013 was not significant.

Further information about the options outstanding and exercisable at December 31, 2012 and 2013 is as follows:

Options Outstanding and Exercisable at December 31, 2012
Weighted Average Exercise Price	Total Shares Outstanding	Weighted Average Contractual Life (in years)	Total Shares Exercisable
$4.62	33,031	7.2	16,173
$5.04	30,408	5.1	28,244
$125.58	79	1.1	79

	63,518		44,496

Options Outstanding and Exercisable at December 31, 2013
Weighted Average Exercise Price	Total Shares Outstanding	Weighted Average Contractual Life (in years)	Total Shares Exercisable
$4.62	20,208	7.3	13,731
$5.04	12,460	5.5	12,455
$5.18	300,438	9.6	110,825

	333,106		137,011

The intrinsic value of options exercisable at December 31, 2013 was $5,575.

Restricted Stock Units (“RSUs”)

In November 2010, the Company issued to a member of the board of directors a restricted stock unit award for 390,000 shares of Series BB preferred stock. In November 2011, these RSUs were modified to be redeemable for Series A preferred stock under the same terms and conditions of the original grant. The shares will not vest unless a change in control, as defined, or IPO occurs within 10 years of the vesting commencement date of October 2010. There will be no expense to record for these awards unless and until it becomes probable that the award will vest. As of December 31, 2012 and 2013, it was not probable that these awards will vest and therefore, no expense was recorded during the years ended December 31, 2012 or 2013.

In March 2011, the Company awarded a restricted stock unit award to a member of the board of directors for 428,597 shares of Series BB preferred stock. Also in March 2011, the Company awarded an additional performance-based restricted stock unit award for an estimated 574,108 shares of Series BB preferred stock to the same member. In November 2011, these RSUs were modified to be redeemable for Series A preferred stock under the same terms and conditions of the original grant. The number of shares in the restricted stock units is based on certain milestones to be achieved. None of the shares under either award vest unless a change in control or IPO occurs within 10 years after January 1, 2011. There will be no expense to record for these awards until it becomes probable that an award will vest. As of December 31, 2012 and 2013, it was not probable that these awards will vest and therefore, no expense was recorded during the years ended December 31, 2012 or 2013.

The board of directors approved a resolution in December 2010, that each January 1 each person (other than two identified individuals) who is serving as a non-employee director on such January 1 shall be automatically granted an annual restricted stock unit award covering a number of common shares equal to 0.25% of the fully diluted outstanding common stock of the Company as of the December 31 immediately preceding such January 1. These restricted stock unit awards will be granted automatically on each January 1 and will vest in equal monthly installments over 12 months from the date of the grant. Additionally, in January 2012, each person (other than two identified individuals) who is serving as a non-employee director is to be granted a “true up grant” in addition to the annual grant covering a number of common shares equal to 0.25% of the fully diluted outstanding common shares of the Company as of the immediately preceding December 31. These grants will vest 100% on the date of the grant. In January 2012, five restricted stock unit awards for a total of 20,930 common shares were granted in accordance with this resolution. In addition, on January 1, 2012, an additional five restricted stock unit awards were granted to non-employee directors for a total of 20,930 common shares, vesting immediately upon grant. Although vested, shares are only delivered on the earlier of (i) the date that is 10 years from the grant date, (ii) the date of a change in control, (iii) the date of termination of the holder from the Company, (iv) the date of death or disability, or (v) the date of an unforeseeable emergency as described in Internal Revenue Code section 409A.

The RSU awards due to be granted on January 1, 2013 were not granted during the year ended December 31, 2013. In lieu of this issuance, RSU awards for 8,735 shares of common stock each were granted to three directors and an RSU award for 14,285 shares of common stock was granted to another director, on July 31, 2013. All RSUs issued in July 2013 vest in equal monthly installments over five months beginning August 1, 2013. The shares underlying the 2013 awards will be distributed no later than August 20, 2014.

In August 2013, 60,712 RSU awards were granted to certain executive employees. These awards vest 50% on the date of grant, with the remaining 50% vesting in equal monthly installments over twenty-four months beginning August 31, 2013.

Stock-based Compensation Expense

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the statement of operations during the periods presented:

	For the years ended December 31,
	2012	2013
Stock Options
Research and development expenses	$32,210	$298,618
General and administrative expenses	22,530	221,726
Sales and marketing expenses	3,994	—

Total expenses related to stock options	58,734	520,344

RSUs
Research and development expenses	—	72,500
General and administrative expenses	193,400	359,677

Total stock-based compensation	$252,134	$952,521

As of December 31, 2013, total unrecognized share-based compensation expense related to nonvested stock option and RSU awards, adjusted for estimated forfeitures, was approximately $861,000 and $135,000, respectively, and is expected to be recognized over a weighted-average period of approximately 2.8 years and 1.6 years, respectively.